Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended
	May 31, 2017	Feb. 28, 2017	Mar. 31, 2017	Mar. 31, 2016
Subsequent Event [Line Items]
Sale of equipment			$ 325	$ 0
Lab Equipment
Subsequent Event [Line Items]
Sale of equipment		$ 325
Scenario, Forecast
Subsequent Event [Line Items]
Consideration paid for settlement of lease	$ 3,800
Contingency term for lease termination	60 days
Period which customer must not file for bankruptcy	90 days